Share-based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2022 USD ($)	Oct. 31, 2019 shares	Apr. 30, 2018 shares	Feb. 03, 2015 shares	Nov. 30, 2009 shares
NetEase Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥	¥ 1,499		¥ 1,043		¥ 2,682
NetEase [Member] | 2009 RSU Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance											323,694,050
NetEase [Member] | 2019 Plan [Member] | Ordinary shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance								322,458,300
Youdao, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of share options granted | $ / shares		$ 8.53		$ 23.3		$ 23.37
Fair value of options vested	58,648	$ 8,503	¥ 34,618		¥ 11,087
Youdao, Inc. [Member] | 2015 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	¥ 75,973						$ 11,015
Weighted average remaining vesting period	2 years 3 months 14 days	2 years 3 months 14 days
Youdao, Inc. [Member] | 2015 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance									10,222,222	8,000,000
Additional number of shares reserved for future issuance									2,222,222